Intangible Assets, Net - Additional Information (Detail) - CNY (¥) ¥ in Thousands			1 Months Ended		12 Months Ended
	Jun. 23, 2021	May 20, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Impairment of indefinite-lived intangible assets					¥ 0	¥ 0	¥ 0
Impairment of intangible assets					26,418	0	¥ 0
Indefinite-lived intangible assets					800,747	775,187
Manufacturing License [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Impairment of indefinite-lived intangible assets					0	0
License Plates [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Indefinite-lived intangible assets					34,747	31,187
Insurance Agency Qualification [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Indefinite-lived intangible assets					22,000
Zhipeng Kongjian [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Business combination indfeinitely lived intangible assets acquired	¥ 250,000
Impairment of indefinite-lived intangible assets					¥ 0	¥ 0
Zhipeng Kongjian [Member] | Variable Interest Entity VIE Activities [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Equity method investment ownership percentage					100.00%
Related Party Of The Acquiree [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Business combination intangible asset acquistion cash consideration payable				¥ 510,000
Cash consideration			¥ 16,000
Related Party Of The Acquiree [Member] | Variable Interest Entity VIE Activities [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Equity method investment ownership percentage				100.00%
Related Party Of The Acquiree [Member] | Zhipeng Kongjian [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Business combination intangible asset acquistion cash consideration payable		¥ 250,000
Related Party Of The Acquiree [Member] | Zhipeng Kongjian [Member] | Variable Interest Entity VIE Activities [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Equity method investment ownership percentage		100.00%
Share Transfer Agreement [Member] | Including Manufacturing License Subject To Regulatory Approval [Member]
Schedule Of Finite Lived And Indefinite Lived Intangible Assets Excluding Goodwill [Line Items]
Business combination intangible assets acquired				¥ 494,000